Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,038,811.06
Previously Paid Amount	0.00
Total Fee Amount	2,767.36
Total Offset Amount	0.00
Net Fee	$ 2,767.36
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A